AB BOND FUND, INC.

-AB Limited Duration High Income Portfolio

-AB Income Fund

-AB High Yield Portfolio

AB CORPORATE SHARES

-AB Corporate Income Shares

(each, a "Fund", and together, the "Funds")

Supplement dated February 8, 2018 to (1) the Prospectus and Summary Prospectuses dated January 31, 2018 offering Class A, Class C and Advisor Class shares of AB Limited Duration High Income Portfolio and AB Income Fund, (2) the Prospectus and Summary Prospectus dated January 30, 2017, as revised January 31, 2018, offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of AB High Yield Portfolio, and (3) the Prospectus and Summary Prospectus dated August 31, 2017 offering shares of AB Corporate Income Shares (the "Prospectuses").

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The following chart for each Fund replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectuses for the following Funds.

AB Limited Duration High Income Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2011	Senior Vice President of the Adviser
Ivan Rudolph-Shabinsky	Since 2014	Senior Vice President of the Adviser

AB Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Paul J. DeNoon	Since 2016	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2016	Senior Vice President of the Adviser
Douglas J. Peebles	Since 2016	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2016	Senior Vice President of the Adviser

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AB High Yield Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2014	Senior Vice President of the Adviser
Ivan Rudolph-Shabinsky	Since 2014	Senior Vice President of the Adviser
William Smith	Since January 2018	Vice President of the Adviser

AB Corporate Income Shares

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Shawn E. Keegan	Since 2006	Senior Vice President of the Adviser
Matthew J. Minnetian	Since February 2018	Senior Vice President of the Adviser

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The following replaces certain information under the heading "Management of the Fund(s) - Portfolio Managers" in the Prospectuses with respect to the following Funds.

AB Limited Duration High Income Portfolio

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Limited Duration High Income Portfolio Limited Duration High Income Investment Team	Gershon M. Distenfeld; since 2011; Senior Vice President of the Adviser and Co-Head of Fixed Income	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2013.
	Ivan Rudolph-Shabinsky; since 2014; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2013.

AB Income Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Income Fund U.S. Investment Grade: Core Fixed Income Investment Team	Paul J. DeNoon; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2013.
	Gershon M. Distenfeld; since 2016; Senior Vice President of the Adviser and Co-Head of Fixed Income	See above.

	Douglas J. Peebles; since 2016; Senior Vice President of the Adviser, and Chief Investment Officer of AB Fixed Income	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2013.

	Matthew S. Sheridan; since 2016; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2013.

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AB High Yield Portfolio

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Gershon M. Distenfeld; since 2014; Senior Vice President of the Adviser and Co-Head of Fixed Income	See above.
Ivan Rudolph-Shabinsky; since 2014; Senior Vice President of the Adviser	See above.
William Smith; since January 2018; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity since prior to 2013.

AB Corporate Income Shares

Employee; Length of Service; Title	Principal Occupation(s) During the Past Five (5) Years
Shawn E. Keegan; since 2006; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2013.
Matthew J. Minnetian; since February 2018; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2013.

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This supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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